Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
NET REVENUE	$ 1,487,553	$ 1,289,428	$ 6,502,962	$ 4,679,741
COST OF SALES	756,440	561,411
REVENUE SHARE EXPENSE			3,221,534	1,861,316
GROSS MARGIN	731,113	728,017	3,281,428	2,818,425
OPERATING EXPENSES
Stock-based compensation			1,172,242	523,382
Depreciation and amortization	79,668	58,906	264,340	193,791
Lawsuit settlement			400,000	0
Other operating expenses			2,471,174	2,368,788
OPERATING EXPENSES	842,610	1,490,218	4,307,756	3,085,961
LOSS FROM OPERATIONS	(111,497)	(762,201)	(1,026,328)	(267,536)
OTHER INCOME (EXPENSE)
Interest income	296	106	935	246
Interest expense			0	0
TOTAL OTHER INCOME (EXPENSE)	296	106	935	246
LOSS BEFORE PROVISION FOR INCOME TAXES	(111,201)	(762,095)	(1,025,393)	(267,290)
PROVISION FOR INCOME TAXES			0	0
NET LOSS	$ (111,201)	$ (762,095)	$ (1,025,393)	$ (267,290)
WEIGHTED AVERAGE SHARES OUTSTANDING
BASIC AND DILUTED	22,897,819	16,683,894
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC			22,382,415	14,388,017
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: FULLY DILUTED			24,008,353	21,196,096
NET LOSS PER SHARE
BASIC AND DILUTED	$ 0.00	$ (0.05)	$ (0.04)	$ (0.02)